Accounting Changes	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Accounting Changes	ACCOUNTING CHANGES
New Standards to be Implemented
Disaggregation of Income Statement Expenses
Standard/Description–Issuance date: November 2024. This guidance requires a new tabular disclosure of certain types of expenses (including purchases of inventory, employee compensation, depreciation and amortization) that are included within commonly presented expense captions on the income statement. The guidance also requires the disclosure of a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. Additionally, the guidance requires the disclosure of the total amount of selling expenses and an entity’s definition of selling expenses. The disclosures are required on an interim and annual basis.
Effective Date and Adoption Considerations–The guidance is effective for the company for annual reporting periods beginning in 2027, and for interim reporting periods beginning January 1, 2028. Early adoption is permitted. The company expects to adopt the guidance as of the effective date and to apply the guidance on a prospective basis.
Effect on Financial Statements or Other Significant Matters–Given the scope of the work required to implement the new standard, the company began its assessment process in 2024. A cross-functional implementation team has been established which is evaluating the need for any changes to systems, processes, data or controls to meet the additional disclosure requirements. As the guidance is a change to disclosures only, it will impact the Notes to the Consolidated Financial Statements but will not impact the consolidated financial results.
Income Tax Disclosures
Standard/Description–Issuance date: December 2023. This guidance requires disaggregated disclosure of the tax rate reconciliation into eight categories, with further disaggregation required for items greater than a specific threshold. Additionally, the guidance requires the disclosure of income taxes paid disaggregated by federal, state and foreign jurisdictions.
Effective Date and Adoption Considerations–The guidance is effective January 1, 2025 and early adoption is permitted. The company expects to adopt the guidance as of the effective date.
Effect on Financial Statements or Other Significant Matters–As the guidance is a change to disclosures only, it will impact note G, “Taxes,” but will not impact the consolidated financial results.
Standards Implemented
Segment Reporting Disclosures
Standard/Description–Issuance date: November 2023. This guidance requires the disclosure of significant segment expenses that are regularly provided to a company’s chief operating decision maker and included within each reported measure of segment profit or loss. The company must also disclose “other segment items,” which is the difference between segment revenue less significant expenses for each reported measure of segment profit or loss, and a description of its composition. This guidance also requires all segment annual disclosures to be provided on an interim basis.
Effective Date and Adoption Considerations–The guidance was effective for annual periods beginning in 2024, and for interim periods beginning January 1, 2025, and is required to be applied on a retrospective basis to all prior periods presented. Early adoption was permitted. The company adopted the guidance as of the effective date.
Effect on Financial Statements or Other Significant Matters–The guidance is a change to disclosures only, that impacted note D, “Segments,” but did not have an impact on the consolidated financial results.
Disclosures of Supplier Finance Program Obligations
Standard/Description–Issuance date: September 2022. This guidance requires an entity to provide certain interim and annual disclosures about the use of supplier finance programs in connection with the purchase of goods or services.
Effective Date and Adoption Considerations–The guidance was effective January 1, 2023 with certain annual disclosures required beginning in 2024 and early adoption was permitted. The company adopted the guidance as of the effective date.
Effect on Financial Statements or Other Significant Matters–The guidance is a change to disclosures only, that impacted the supplier financing disclosure in note A, “Significant Accounting Policies,” but did not have an impact on the consolidated financial results.